SHORT-TERM AND LONG-TERM DEBT (Lease Debt Financing Facilities) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
$65 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 65.0
Term of lease or charter (in years)	6 years
Long-term debt	$ 45.7	$ 49.4
$65 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 65.0
Term of lease or charter (in years)	6 years
Long-term debt	$ 45.9	49.5
$23.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 23.5
Term of lease or charter (in years)	3 years
Long-term debt	$ 14.1	16.3
$25.3 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 25.3
Term of lease or charter (in years)	3 years
Long-term debt	$ 15.7	18.0
$120 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 120.0
Term of lease or charter (in years)	8 years
Long-term debt	$ 103.2	108.4
$120 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 120.0
Term of lease or charter (in years)	8 years
Long-term debt	$ 104.6	109.7
$45 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 45.0
Term of lease or charter (in years)	5 years
Long-term debt	$ 39.2	41.7
$38.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 38.5
Term of lease or charter (in years)	9 years
Long-term debt	$ 36.0	37.3
$72.2 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 72.2
Term of lease or charter (in years)	12 years
Long-term debt	$ 69.5	71.2
$72.2 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 72.2
Term of lease or charter (in years)	12 years
Long-term debt	$ 70.2	72.0
$77.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 77.5
Term of lease or charter (in years)	12 years
Long-term debt	$ 75.8	0.0
$77.5 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 77.5
Term of lease or charter (in years)	12 years
Long-term debt	$ 76.6	0.0
$37 million lease debt financing
Debt Instrument [Line Items]
Sales price for the vessel	$ 37.0
Term of lease or charter (in years)	8 years
Long-term debt	$ 37.0	0.0
Lease debt financing
Debt Instrument [Line Items]
Long-term debt	$ 733.5	$ 573.5